General and Administrative Expenses - Summary of General and Administrative Expenses (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Profit sharing	R$ 108,102	R$ 94,640	R$ 79,872